Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 0.2	$ 0.2	$ 0.3	$ 0.3
Operating lease, weighted-average remaining lease term (in years)	4 years 9 months 18 days	6 years 1 month 6 days	5 years 6 months	6 years 7 months 6 days
Operating lease, weighted-average discount rate (as percent)	8.30%	8.40%	8.30%	8.30%